Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets
Net operating loss carry forwards	$ 53,986	$ 48,003
Credit carry forwards	3,464	3,708
Fixed assets	985	1,181
Intangibles	15,894	19,588
Equity based compensation	688	311
Nondeductible accruals	1,346	1,977
Various reserves	132	142
Other	29	56
Valuation allowance	(76,648)	(74,907)
Total deferred income taxes - net	(124)	59
Deferred income tax liabilities
Prepaid expenses	(57)	(59)
Total deferred income liabilities	(57)	(59)
Net deferred income tax assets (liabilities)	$ (181)	$ 0